SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bad debt	$ 20,099	$ 1,514,160
Allowance for Uncollectible Accounts	3,967	5,019
Impairment of goodwill		61,000
Sales, returns and allowance	28,707	51,159
Uncertain tax positions	0	0
Advertising costs	32,700	125,000
FDIC limit	250,000
Impairment of long-lived assets	0
S and S Beverage [Member]
Allowance for Uncollectible Accounts	24,280	0
Uncertain tax positions	0	0
Advertising costs	53,597	0
FDIC limit	250,000
Impairment of long-lived assets	0	0
Accounts Receivable [Member]
Bad debt	$ 32,768	$ 14,160